FORM 13F

Report for the Calendar Year or Quarter
Ended: September 30, 2006

This Amendment (Check only one.):
   is a restatement
x  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers & Co., Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] November 13, 2006

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
67

Form 13F Information Table Value Total:
$634,289,779

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



 KAHN BROTHERS & CO. INC.
 FORM 13F
 September 30, 2006
                                                                INVEST   VOTING
                                                                 DISCR.  AUTH.
SECURITY                CLASS   CUSIP        MARKET      QTY     SOLE    NONE
                                             VALUE
COMMON STOCK

ADVANCED MARKETING       COM  00753T105     9,515,526  3,338,781   x 3,338,781
AIRBRONE INC.		 COM	  9269101	    276,000	    48,000   x	48,000
AMERICAN NAT'L INS. CO.  COM   23645104     1,721,652     14,842   x    14,842
AMERICAN TEL & TEL       COM  030177109     1,787,914     52,202   x    52,202
ASTORIA FIN'L            COM   46265104       928,262     31,998   x    31,998
AUDIOVOX CORP.           COM   50757103    32,308,722  2,462,555   x 2,464,555
AUTOLIV			 COM	 52800109	  2,981,694	    52,430	 x   	52,430
BANK OF AMERICA          COM   60505104     3,406,631     63,238   x    63,238
BRISTOL MYERS SQUIBB     COM  110122108    27,810,353  1,123,651   x 1,123,651
CFS BANCORP              COM  12525D102     2,888,391    196,356   x   196,356
CITIGROUP, INC.          COM  172967101       899,319     17,929   x    17,929
CHEVRONTEXCO CORP.	 COM  166764100	  2,519,127	    37,487   x	37,487
COMCAST CL. A		 COM  20030N101     4,278,285    105,195   x   105,195
CNA FINANCIAL		 COM  126117100    26,632,455    711,147   x   711,147
DEVCON INT'L CORP.       COM  251588109	     69,174     12,600   x    12,600
DELMONTE FOODS		 COM  24522P103       281,101	    26,052	 x	26,052
DIME COMM.BANC.          COM  253922108     6,697,834    480,131   x   480,131
EXXON MOBIL CORP.        COM  30231G102     2,182,310     30,556   x    30,556
FIRST PLACE FIN'L        COM  33610T109       482,841     20,732   x    20,732
FIRST NIAGARA FIN'L	 COM	33582V108	 15,491,313	 1,081,796	 x 1,081,796
FLUSHING FINANCIAL CORP  COM  343873105    13,459,373    765,172   x   765,172
HOLOGIC                  COM  436440101    44,148,542    916,896   x   916,896
HONEYWELL			 COM	438516106	  2,527,200	    60,000	 x	60,000
IBM                      COM  459200101    10,217,440    110,662   x   110,662
IDT CORP.                COM  448947101    30.541,395  2,367,550   x 2,367,550
IDT CORP. CL. B		 COM  448847309     1,708,899    131,555   x   131,555
KANSAS CITY SOUTHERN     COM  485170302	    957,595     33,730   x    33,730
KIRIN BREWERY LTD		 COM	497350306	    303,765	    23,100	 x	23,100
KNIGHT TRADING           COM  499063105     3,507,133    188,050   X   188,050
LANDMARK SVGS. BK.       COM  514928100     1,298,574     45,886   x    45,886
LUCENT TECH			 COM	549463107	     36,088     14,851	 x	14,851
MARITRANS INC.           COM  570363101    19,634,383    526,532   x   526,532
MARSHALL & ISLEY		 COM	571834100	    373,740	     7,796	 x	 7,796
MAXXAM CORP.             COM  577913106       333,190     11,938   x    11,938
MERCHANTS GROUP          COM  588539106     3,445,468    112,450   x   112,450
MERCK & CO.		       COM  589331107	 42,485,337    935,388   x   935,388
MERITOR SVGS BK PA       COM  590007100        74,048     17,800   x    17,800
MEDQUIST			 COM	584949101	 11,360,400	   946,700	 x   946,700
MEDCO HEALTH SOL.		 COM	58405U102	  1,216,965	    22,747   x	22,747
MONSANTO 			 COM	66166W101	  1,156,887	    26,162	 x	26,162
MOTOROLA                 COM  620076109       276,720     12,000   x    12,000
NAM TAI ELEC.            COM  629865205    16,965,705  1,088,243   x 1,088,243
NEW YORK COMMUNITY BANC	 COM  649445103    58,755,300  3,593,596   x 3,593,596
NEW YORK MAGIC           COM  629484106    11,462,334    357,639   x   357,639
NEWMARKET GROUP	       COM	651587107	  1,462,090     22,739	 x	22,739
NORTH FORK BANC.         COM  659424205       643,050     22,500   x    22,500
NOVARTIS ADR             COM  66987V109    11,336,044    186,663   x   186,663
NY TIMES CL A.		 COM	650111107	  2,284,065	    94,500	 x    94,500
OLD REPUBLIC             COM  680223104    24,584,222  1,091,177   x 1,091,177
PHI INC. NON-VOTE        COM  716604202     2,210,187     69,700   x    69,700
PAYLESS SHOESOURCE	 COM	704379106	    568,170	    21,240	 x    21,240
PFIZER INC.              COM  717081103     8,991,212    337,381   x   337,381
PROVIDENT BANCORP        COM  74383A109    15,327,852  1,120,457   x 1,120,457
QUESTAR CORP.            COM  748356102       513,324      6,300   x     6,300
SCHERING PLOUGH		 COM  806605101    45,371,348	 2,049,293	 x 2,049,293
SEABOARD CORP.           COM  811543107    29,571,516     20,943   x    20,943
SLM CORP.			 COM	78443P106	    452,724	     9,300   x	 9,300
ST. PAUL COMPANIES       COM  792860108    15,516,415    303,470   x   303,470
SYMS CORP                COM  871551107     7,977,510    411,000   x   411,000
TCF FIN'L                COM  872275102       665,431     25,564   x    25,564
TEMPLE INLAND            COM  879868107       419,784     10,644   x    10,644
THREE COM		       COM  885535104	 20,292,590  4,175,430   x 4,175,430
USEC INC.                COM  90333E108     4,549,448    407,676   x   407,676
USB HOLDINGS		 COM	902910108	  1,944,506	    85,548	 x	85,548
VIVENDI UNIVERSAL	       COM  92851S204	    535,246     14,136   x	14,136
VOLVO                    COM  928856400     1,211,538     19,425   x    19,425
WYETH                    COM  983024100    18,456,122    361,672   x   361,672

TOTALS                                    634,289,779 33,090,879    33,090,879